Collection Period Ended 31-Jan-2013
Principal Note
Payment Factor
54,447,764.77 0.231393
0.00 1.000000
0.00 1.000000
0.00 1.000000
54,447,764.77
Interest & Principal
Payment
54,479,171.34
154,166.67
176,250.00
74,470.83
$54,884,058.84
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 5
Collection Period (from... to) 1-Jan-2013 31-Jan-2013
Determination Date 13-Feb-2013
Record Date 14-Feb-2013
Distribution Date 15-Feb-2013
Interest Period of the Class A-1 Notes (from... to) 15-Jan-2013 15-Feb-2013 Actual/360 Days 31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jan-2013 15-Feb-2013 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 450,000,000.00 158,574,527.27 104,126,762.50 120.995033
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Total Note Balance
1,546,500,000.00
1,255,074,527.27
1,200,626,762.50
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Adjusted Pool Balance 1,594,374,327.63 1,310,877,628.74 1,256,429,863.97
Yield Supplement Overcollateralization Amount 56,491,714.15 45,826,313.55 43,849,813.62
Pool Balance
1,650,866,041.78
1,356,703,942.29
1,300,279,677.59
Amount Percentage
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.230000% 31,406.57 0.069792 121.064825
Class A-2 Notes 0.370000% 154,166.67 0.308333 0.308333
Class A-3 Notes 0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Total
$436,294.07
Available Funds
Distributions
Principal Collections 56,250,351.79 (1) Total Servicing Fee 1,130,586.62
Interest Collections 3,327,891.29 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 37,099.53 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 76,373.31 (3) Interest Distributable Amount Class A Notes 436,294.07
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 503.27 (6) Regular Principal Distributable Amount 54,447,764.77
Available Collections
59,692,219.19 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
59,692,219.19
(9) Excess Collections to Certificateholders 3,677,573.73
Total Distribution
59,692,219.19
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 1,130,586.62 1,130,586.62 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 436,294.07 436,294.07 0.00
thereof on Class A-1 Notes 31,406.57 31,406.57 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
thereof on Class A-3 Notes 176,250.00 176,250.00 0.00
thereof on Class A-4 Notes 74,470.83 74,470.83 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
54,447,764.77 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 436,294.07 436,294.07 0.00
0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 54,447,764.77
Aggregate Principal Distributable Amount 54,447,764.77 54,447,764.77
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance 3,985,935.82
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 33.86 minus Net Investment Earnings 33.86
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 33.86
Net Investment Earnings on the Collection Account 469.41
Investment Earnings for the Collection Period 503.27
Notice to Investors
Cutoff Date Pool Balance 1,650,866,041.78 60,543
Pool Balance beginning of Collection Period 1,356,703,942.29 55,780
Principal Collections 35,928,157.80
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs 20,322,193.99
Principal Purchase Amounts 0.00
Principal Gross Losses 173,912.91
Pool Balance end of Collection Period 1,300,279,677.59 54,643
Pool Factor 78.76%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 2.93% 2.91%
Weighted Average Number of Remaining Payments 47.48 42.90
Percentage
Current 1,295,824,095.19 54,500 99.66%
Weighted Average Seasoning (months) 13.98 19.23
Delinquency Profile *
Amount
31-60 Days Delinquent 2,531,825.11 88 0.19%
61-90 Days Delinquent 1,350,397.55 39 0.10%
36,926.94
91-120 Days Delinquent 573,359.74 16 0.04%
Total 1,300,279,677.59 54,643 100.00%
Principal Net Losses 61,280.12
Cumulative Principal Net Losses 689,514.64
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 173,912.91
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.042%
Principal Recoveries 75,705.85